Stock-Based Compensation (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value		$ 12	$ 85
Unrecognized compensation expense related to unvested options		$ 261,467	$ 212,936
Period for unrecognized compensation expense related to unvested options yet has not been recognized		8 years 10 months 13 days	9 years 3 months
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period for unrecognized compensation expense related to unvested options yet has not been recognized		2 years 3 months	1 year 2 months 12 days
Vesting period		4 years
Percentage of vesting on each anniversary		25.00%
Unrecognized compensation cost		$ 2,342,212	$ 158,032
Restricted Stock Units (RSUs) [Member] | Quarterly Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		1 year
Percentage of vesting on each anniversary		25.00%
Restricted Stock Units (RSUs) [Member] | First Anniversary Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		1 year
Percentage of vesting on each anniversary		100.00%
CEO Award [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 104,841
Stock grants	2,000,000.0
CEO Award [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Specified market capitalization thresholds	15,000,000.0
Stock grants	250,000
CEO Award [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Specified market capitalization thresholds	30,000,000.0
Stock grants	$ 750,000
General and Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense		$ 107,683	130,997
General and Administrative Expenses [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense		$ 2,466,707	$ 1,034,683
2023 Employee Stock Purchase [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity incentive plan, description				The aggregate number of shares of common stock that may be purchased pursuant to the Purchase Plan automatically increases on January 1 of each year ending on January 1, 2033, in an amount equal to the lesser of one percent (1%) of the total number of shares of the fully diluted common stock (as defined in the ESPP) determined as of December 31 of the preceding year, or a number of shares of common stock equal to two hundred percent (200%) of the initial share reserve of 1,144.
Expiration date				Jan. 01, 2033
Percentage of number of shares of fully diluted common stock				1.00%
Percentage of automatic increase in initial share reserve				200.00%
Initial share reserve				1,144
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity incentive plan, description				The aggregate number of shares of common stock that may be issued under the EIP automatically increases on January 1 of each year ending on January 1, 2033, in an amount equal to 5% of the total number of shares of the fully diluted common stock determined as of December 31 of the preceding year.
Expiration date				Jan. 01, 2033
Percentage of number of shares of fully diluted common stock				5.00%